NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Skeena Resources Limited (“Skeena” or the “Company”) is incorporated under the laws of the province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties focused in British Columbia. The Company’s corporate office is located at Suite 650, 1021 West Hastings Street, Vancouver, British Columbia V6E 0C3. The Company’s stock is trading on the Toronto Stock Exchange and New York Stock Exchange under the ticker symbol “SKE”, and on the Frankfurt Stock Exchange under the ticker symbol “RXF”. The Company is in the exploration stage with respect to its mineral property interests.

The Company relies on share issuances in order to fund its exploration and evaluation activities and other business objectives. As at December 31, 2021, the Company has cash and cash equivalents of  $40,313,000 (March 31, 2022 – approximately $56,600,000 which includes $30,375,000 of proceeds received from the exercise of warrants (Note 21)). Based on the forecasted expenditures, this balance would be sufficient to fund the Company’s committed exploration and evaluation expenditures and general administrative costs for at least the next twelve months. However, if the Company continues its current level of exploration and evaluation activities throughout the next twelve months, the current cash balances will not be sufficient to fund these expenditures. In the longer term, the Company’s ability to continue as a going concern is dependent upon successful execution of its business plan (including bringing the Eskay Creek project to profitable operations), raising additional capital or evaluating strategic alternatives for its mineral property interests. The Company expects to continue to raise the necessary funds primarily through the issuance of shares. There can be no guarantees that future equity financings will be available on acceptable terms or at all, in which case the Company may need to reduce its longer-term exploration and evaluation plans.

During the year ended December 31, 2021, the Company consolidated its issued and outstanding common stock on a 4 old for 1 new basis (the “Share Consolidation”). All share and per share information within these consolidated financial statements reflect the Share Consolidation.

Subsequent to year end, the Company incorporated a wholly-owned subsidiary, Golden Triangle Transport Corp., for the purpose of complying with the regulatory safety requirements relating to Eskay Creek property.